Share Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 2,222	$ 5,573
Research and Development [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	1,624	3,702
Sales and Marketing [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	177	930
General and Administrative [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	390	849
Cost of Revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 31	$ 92